Note 12 - Stock Options and Stock-based Employee Compensation (Details Textual) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 15, 2023 shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares						$ 18.54	$ 756
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value						$ 0
Share-Based Payment Arrangement, Expense		$ 86	$ 305	$ 434	$ 972	1,278	$ 3,086
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value						2,800	$ 3,800
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount						$ 600
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)						2 years 1 month 6 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)						10 years
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.33%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)				3 years		3 months
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						33.33%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)						12 months
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share (in dollars per share) | $ / shares						$ 52.49
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						33.33%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)						12 months
The 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares) | shares	35,834
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares) | shares						38,000		1,723
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares) | shares						19,000	1,000
Non-plan Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)						10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting, Number of Installments						3